Note 7 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Long-term debt, gross	$ 71,131,300	$ 85,207,220
Less: Current portion	(10,306,380)	(12,541,840)
Long-term portion	60,824,920	72,665,380
Deferred charges, current portion	246,520	246,520
Deferred charges, long-term portion	261,301	477,595
Long-term bank loans, current portion net of deferred charges	10,059,860	12,295,320
Long-term bank loans, long-term portion net of deferred charges	60,563,619	72,187,785
Loan from related party, current	328,133	795,562
Euroseas Ltd [Member]
Loan from related party, current	4,375,000	5,000,000
Debt Agreement With 11 Borrowers [Member]
Long-term debt, gross	28,375,000	37,650,000
Diamantis Shipowners Ltd. [Member]
Long-term debt, gross	3,106,300	3,507,220
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd. [Member]
Long-term debt, gross	11,150,000	12,050,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	$ 28,500,000	$ 32,000,000